Expense Example	InvestEd 90 Portfolio InvestEd 90 Portfolio Expense Example, with Redemption, 1 Year	InvestEd 90 Portfolio InvestEd 90 Portfolio Expense Example, with Redemption, 3 Years	InvestEd 90 Portfolio InvestEd 90 Portfolio Expense Example, with Redemption, 5 Years	InvestEd 90 Portfolio InvestEd 90 Portfolio Expense Example, with Redemption, 10 Years	InvestEd 80 Portfolio InvestEd 80 Portfolio Expense Example, with Redemption, 1 Year	InvestEd 80 Portfolio InvestEd 80 Portfolio Expense Example, with Redemption, 3 Years	InvestEd 80 Portfolio InvestEd 80 Portfolio Expense Example, with Redemption, 5 Years	InvestEd 80 Portfolio InvestEd 80 Portfolio Expense Example, with Redemption, 10 Years	InvestEd 70 Portfolio InvestEd 70 Portfolio Expense Example, with Redemption, 1 Year	InvestEd 70 Portfolio InvestEd 70 Portfolio Expense Example, with Redemption, 3 Years	InvestEd 70 Portfolio InvestEd 70 Portfolio Expense Example, with Redemption, 5 Years	InvestEd 70 Portfolio InvestEd 70 Portfolio Expense Example, with Redemption, 10 Years	InvestEd 60 Portfolio InvestEd 60 Portfolio Expense Example, with Redemption, 1 Year	InvestEd 60 Portfolio InvestEd 60 Portfolio Expense Example, with Redemption, 3 Years	InvestEd 60 Portfolio InvestEd 60 Portfolio Expense Example, with Redemption, 5 Years	InvestEd 60 Portfolio InvestEd 60 Portfolio Expense Example, with Redemption, 10 Years	InvestEd 50 Portfolio InvestEd 50 Portfolio Expense Example, with Redemption, 1 Year	InvestEd 50 Portfolio InvestEd 50 Portfolio Expense Example, with Redemption, 3 Years	InvestEd 50 Portfolio InvestEd 50 Portfolio Expense Example, with Redemption, 5 Years	InvestEd 50 Portfolio InvestEd 50 Portfolio Expense Example, with Redemption, 10 Years	InvestEd 40 Portfolio InvestEd 40 Portfolio Expense Example, with Redemption, 1 Year	InvestEd 40 Portfolio InvestEd 40 Portfolio Expense Example, with Redemption, 3 Years	InvestEd 40 Portfolio InvestEd 40 Portfolio Expense Example, with Redemption, 5 Years	InvestEd 40 Portfolio InvestEd 40 Portfolio Expense Example, with Redemption, 10 Years	InvestEd 30 Portfolio InvestEd 30 Portfolio Expense Example, with Redemption, 1 Year	InvestEd 30 Portfolio InvestEd 30 Portfolio Expense Example, with Redemption, 3 Years	InvestEd 30 Portfolio InvestEd 30 Portfolio Expense Example, with Redemption, 5 Years	InvestEd 30 Portfolio InvestEd 30 Portfolio Expense Example, with Redemption, 10 Years	InvestEd 20 Portfolio InvestEd 20 Portfolio Expense Example, with Redemption, 1 Year	InvestEd 20 Portfolio InvestEd 20 Portfolio Expense Example, with Redemption, 3 Years	InvestEd 20 Portfolio InvestEd 20 Portfolio Expense Example, with Redemption, 5 Years	InvestEd 20 Portfolio InvestEd 20 Portfolio Expense Example, with Redemption, 10 Years	InvestEd 10 Portfolio InvestEd 10 Portfolio Expense Example, with Redemption, 1 Year	InvestEd 10 Portfolio InvestEd 10 Portfolio Expense Example, with Redemption, 3 Years	InvestEd 10 Portfolio InvestEd 10 Portfolio Expense Example, with Redemption, 5 Years	InvestEd 10 Portfolio InvestEd 10 Portfolio Expense Example, with Redemption, 10 Years	InvestEd 0 Portfolio InvestEd 0 Portfolio Expense Example, with Redemption, 1 Year	InvestEd 0 Portfolio InvestEd 0 Portfolio Expense Example, with Redemption, 3 Years	InvestEd 0 Portfolio InvestEd 0 Portfolio Expense Example, with Redemption, 5 Years	InvestEd 0 Portfolio InvestEd 0 Portfolio Expense Example, with Redemption, 10 Years
USD ($)	357	581	820	1,496	356	578	815	1,484	355	574	810	1,473	354	571	804	1,461	354	571	804	1,461	353	568	799	1,450	352	565	794	1,438	351	562	788	1,427	349	556	778	1,403	349	556	778	1,403